Segment Reporting - Summary of Disaggregation of Revenue by Major Products or Service (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger	¥ 128,038	¥ 112,791		¥ 102,502
Cargo and mail	10,026	9,082		7,191
Others	536	553		291
Total	138,064	121,873	[1]	109,693	[1]
Hotel and tour operation income	676	547		625
Air catering income	391	335		253
Total	5,559	¥ 5,933	[1]	¥ 5,288	[1]
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger	128,038
Cargo and mail	10,026
Others	3,095
Total	141,159
Hotel and tour operation income	676
Air catering income	391
Others	1,397
Total	2,464
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Reportable operating segments [member] | Airline transportation operations [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Passenger	128,038
Cargo and mail	10,026
Others	3,095
Total	141,159
Hotel and tour operation income	10
Air catering income	13
Others	1,021
Total	1,044
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Reportable operating segments [member] | Other segments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Hotel and tour operation income	965
Air catering income	1,481
Others	3,351
Total	5,797
Financial Results Prepared under the People's Republic of China Accounting Standards for Business Enterprises ("PRC GAAP") [member] | Elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Hotel and tour operation income	(299)
Air catering income	(1,103)
Others	(2,975)
Total	¥ (4,377)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).